Other Operating (Losses) Gains, Net	6 Months Ended
Jun. 30, 2024
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Other Operating (Losses) Gains, Net
Note 6: Other Operating (Losses) Gains, Net
Other operating losses, net, were $29 million and $70 million in the three and six months ended June 30, 2024, respectively. Both periods included an impairment of an equity method investment, which reflected a decline in the value of its commercial real estate holding. The six months ended June 30, 2024 also included acquisition-related deal costs and costs related to a legal provision.
Other operating gains, net, were $347 million and $364 million in the three and six months ended June 30, 2023, respectively. Both periods included a $347 million gain on the sale of a majority interest in the Company’s Elite business. The six months ended June 30, 2023 also included a $23 million gain on the sale of a wholly-owned Canadian subsidiary to a company affiliated with The Woodbridge Company Limited (“Woodbridge”), the Company’s principal shareholder.